STARBOARD INVESTMENT TRUST
116 South Franklin Street
Rocky Mount, NC  27804
252-972-9922

February 6, 2020

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
RE:	QCI Balanced Fund, a series of the Starboard Investment Trust
File Nos. 333-159484 and 811-22298

Ladies and Gentlemen:
Pursuant to Rule 497(j) of the General Rules and Regulations under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the QCI Balanced Fund do not differ from those contained in Post-Effective Amendment No. 352 to the Registration Statement on Form N-1A.  The amendment was filed with the U.S. Securities and Exchange Commission electronically on January 28, 2020.

If you have any questions concerning the foregoing, please contact the undersigned at 252-984-3807.

Yours truly,

/s/ Tracie A. Coop
Tracie A. Coop